FAIR VALUE MEASUREMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Fair Value Disclosures [Abstract]
Derivative warrant liability	$ 58,133		$ 58,840